Fair Value	9 Months Ended
Sep. 30, 2014
Fair Value Disclosures [Abstract]
Fair Value

6. Fair Value

The accounting guidance defines fair value, establishes a consistency framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring basis or nonrecurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Accounting guidance establishes a three-tier fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. These tiers are based on the source of the inputs and are as follows:

Level 1:	Observable inputs such as quoted prices in active markets for identical assets or liabilities.
Level 2:	Inputs other than quoted prices in active markets that are observable either directly or indirectly.
Level 3:	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

At December 31, 2012 and 2013, Level 3 liabilities consisted of convertible preferred stock warrant liabilities. The Company held no financial assets or liabilities measured at fair value on a recurring basis as of September 30, 2014. The following fair value hierarchy tables present information about each major category of the Company’s financial liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2013 (in thousands):

	Fair Value Measurement at December 31, 2012
	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Convertible preferred stock warrants(1)	$2,909	$—	$—	$2,909

Total liabilities	$2,909	$—	$—	$2,909

(1)	Convertible preferred stock warrant liabilities to purchase Series A and Series C convertible preferred stock at December 31, 2012 are classified as Level 3 and were measured at fair value using the Black-Scholes-Merton option pricing model. The Company developed its estimates based on publicly available historical data and all available information as of the valuation date. Inputs used in the pricing model include estimates of the Company’s risk-free interest rate, expected dividend yield, expected volatility and expected term. As of December 31, 2012, the warrants were revalued using the Black-Scholes-Merton option pricing model based on the following inputs:

	Series A	Series C
Risk-free interest rate	1.2%	1.8%
Expected dividend yield	0%	0%
Expected volatility	92.2%	88.2%
Expected term (in years)	6.6	9.7

	Fair Value Measurement at December 31, 2013
	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Convertible preferred stock warrants(2)	$646	$—	$—	$646

Total liabilities	$646	$—	$—	$646

(2)	Convertible preferred stock warrant liabilities to purchase Series A and Series C convertible preferred stock at December 31, 2013 are classified as Level 3 and are measured using a hybrid of the option pricing model and the PWERM on each reporting date. The key inputs into the models include the probability and timing of expected liquidity events, discount rates and the selection of appropriate market-comparable transactions and multiples to apply to the Company’s various historical and forecasted operational metrics.

The following table provides a reconciliation of all liabilities measured at fair value using Level 3 significant unobservable inputs (in thousands):

	Convertible Preferred Stock Warrant Liability(1)	Convertible Preferred Stock Purchase Right(2)
Balance at December 31, 2011	$1,632	$3,707
Expiration of convertible preferred stock purchase right	—	(3,707)
Issuance of convertible preferred stock warrants	1,377	—
Change in fair value	(100)	—

Balance at December 31, 2012	2,909	—
Issuance of convertible preferred stock warrants	570	—
Change in fair value	(2,833)	—

Balance at December 31, 2013	646	—
Change in fair value (unaudited)	3,300	—
Reclassification to additional paid-in capital upon closing of IPO (unaudited)	(3,946)	—

Balance at September 30, 2014 (unaudited)	$—	$—

(1)	Changes in the fair value of the convertible preferred stock warrant liability were recognized in change in fair value of convertible preferred stock warrant liability in the accompanying statements of operations.
(2)	The change in the fair value of the convertible preferred stock purchase right was recognized in change in fair value of convertible preferred stock purchase right in the accompanying statements of operations.

Convertible Preferred Stock Purchase Right

The convertible preferred stock purchase right (the Purchase Right) was recorded as a liability in accordance with the accounting guidance at its estimated fair value on the date of issuance of $3.8 million, and was revalued at each reporting date for any changes in the estimated fair value.

The estimated fair value of the Purchase Right was determined using a valuation model that considers the probability of achieving a milestone, the entity’s cost of capital, the estimated time period the Purchase Right will be outstanding, consideration received for the instrument with the Purchase Right, the number of shares to be issued and specific share pricing to satisfy the Purchase Right, and any changes in the fair value of the underlying instrument to the Purchase Right. The second closing of the Series B convertible preferred stock financing was completed on May 18, 2011, at which time 996,382 shares of Series B convertible preferred stock were purchased and the related portion of the fair value of the Purchase Right of $1.2 million was reclassified to Series B convertible preferred stock in the accompanying balance sheets. The Purchase Right related to the third tranche expired in June 2012, at which time the carrying value of the liability of $3.7 million was recognized in change in fair value of convertible preferred purchase right in the accompanying statements of operations.